Accounts payable and accrued liabilities	12 Months Ended
Dec. 31, 2019
Trade and other current payables [abstract]
Accounts payable and accrued liabilities
8	Accounts payable and accrued liabilities

	December 31,	December 31,
	2019	2018
	$	$

Trade payables	30,422	24,662
Other payables and accrued liabilities	14,488	11,429
	44,910	36,091

All accounts payable and accrued liabilities are expected to be settled within 12 months.